Federated Hermes Government Obligations Fund
A Portfolio of Federated Hermes Money Market Obligations Trust
ADMINISTRATIVE SHARES (TICKER GOEXX)

SUPPLEMENT TO SUMMARY PROSPECTUS DATED SEPTEMBER 30, 2022
The Board of Trustees (the “Board”) of Federated Hermes Money Market Obligations Trust (the “Trust”), on behalf of Federated Hermes Government Obligations Fund (the “Fund”), approved certain changes to the fee and expense structure of the Fund’s Administrative Shares (“ADM Class”), as described in more detail below. These changes will be effective as of the start of business on July 1, 2023.
Effective July 1, 2023, the ADM Class will incur and pay shareholder services and account administration fees (“SSF/AAF Fees”) of up to 0.25% of average net assets. Prior to July 1, 2023, although the Board had authorized SSF/AAF Fees up to a maximum of 0.25% of average net assets, the ADM Class was only incurring and paying up to 0.05% of SSF/AAF Fees.
Effective July 1, 2023, the ADM Class will incur and pay a Rule 12b-1 Fee up to 0.05% of average net assets, for the sale, distribution, administration and customer servicing of the ADM Class, which may be increased to a maximum of 0.10% of the average net assets of the ADM Class subject to Board activation. Prior to July 1, 2023, the Fund’s ADM Class could incur and pay a Rule 12b-1 Fee of up to a maximum of 0.25% of the average net assets of the ADM Class. The Fund’s Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements will not change as a result of these changes in SSF/AAF Fees and Rule 12b-1 Fees.
Accordingly, in the “Fund Summary Information” section under “Risk/Return Summary: Fees and Expenses,” please delete the Fund’s Fee Table and Example in their entirety and replace them with the following:
RISK/RETURN SUMMARY: Fees and Expenses
This table describes the fees and expenses that you may pay if you buy, hold and sell Administrative Shares (ADM), of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Shareholder Fees (fees paid directly from your investment)
ADM
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price)	None
Redemption Fee (as a percentage of amount redeemed, if applicable)	None
Exchange Fee	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
ADM
Management Fee	0.20%
Distribution (12b-1) Fee[1]	0.05%[2]
Other Expenses[1]	0.33%
Total Annual Fund Operating Expenses	0.58%
Fee Waivers and/or Expense Reimbursements[3]	(0.13)%
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	0.45%

1
 The Distribution (12b-1) Fee and Other Expenses have been restated to reflect current fees.
2
 Effective July 1, 2023, the Fund may incur and pay a Distribution (12b-1) Fee on the ADM class of the Fund of up to a maximum of 0.10%. However, the ADM class of the Fund will not incur and pay a 12b-1 Fee in excess of 0.05% until such time as approved by the Fund’s Board of Trustees (the “Trustees”).
3
 The Adviser and certain of its affiliates on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Effective July 1, 2023, total annual fund operating expenses (excluding acquired fund fees and expenses, interest expense, extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund’s ADM class (after the voluntary waivers and/or reimbursements) will not exceed 0.45% (the “Fee Limit”) up to but not including the later of (the “Termination Date”): (a) August 1, 2024; or (b) the date of the Fund’s next effective Prospectus. While the Adviser and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 for the time periods indicated and then redeem or hold all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that operating expenses remain the same. The example does not reflect sales charges (loads) on reinvested dividends. If these sales charges (loads) were included, your costs would be higher. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:
1 Year	$59
3 Years	$186
5 Years	$324
10 Years	$726
March 31, 2023

Federated Hermes Government Obligations Fund
Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
Q455934 (3/23)
© 2023 Federated Hermes, Inc.

Federated Hermes Government Obligations Fund
A Portfolio of Federated Hermes Money Market Obligations Trust
ADMINISTRATIVE SHARES (TICKER GOEXX)

SUPPLEMENT TO PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION DATED SEPTEMBER 30, 2022
The Board of Trustees (the “Board”) of Federated Hermes Money Market Obligations Trust (the “Trust”), on behalf of Federated Hermes Government Obligations Fund (the “Fund”), approved certain changes to the fee and expense structure of the Fund’s Administrative Shares (“ADM Class”), as described in more detail below. These changes will be effective as of the start of business on July 1, 2023.
Effective July 1, 2023, the ADM Class will incur and pay shareholder services and account administration fees (“SSF/AAF Fees”) of up to 0.25% of average net assets. Prior to July 1, 2023, although the Board had authorized SSF/AAF Fees up to a maximum of 0.25% of average net assets, the ADM Class was only incurring and paying up to 0.05% of SSF/AAF Fees.
Effective July 1, 2023, the ADM Class will incur and pay a Rule 12b-1 Fee up to 0.05% of average net assets, for the sale, distribution, administration and customer servicing of the ADM Class, which may be increased to a maximum of 0.10% of the average net assets of the ADM Class subject to Board activation. Prior to July 1, 2023, the Fund’s ADM Class could incur and pay a Rule 12b-1 Fee of up to a maximum of 0.25% of the average net assets of the ADM Class.
The Fund’s Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements will not change as a result of these changes in SSF/AAF Fees and Rule 12b-1 Fees.
1. Accordingly, in the “Fund Summary Information” section under “Risk/Return Summary: Fees and Expenses,” please delete the Fund’s Fee Table and Example in their entirety and replace them with the following:
RISK/RETURN SUMMARY: Fees and Expenses
This table describes the fees and expenses that you may pay if you buy, hold and sell Administrative Shares (ADM), of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Shareholder Fees (fees paid directly from your investment)
ADM
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price)	None
Redemption Fee (as a percentage of amount redeemed, if applicable)	None
Exchange Fee	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
ADM
Management Fee	0.20%
Distribution (12b-1) Fee[1]	0.05%[2]
Other Expenses[1]	0.33%
Total Annual Fund Operating Expenses	0.58%
Fee Waivers and/or Expense Reimbursements[3]	(0.13)%
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	0.45%

1
 The Distribution (12b-1) Fee and Other Expenses have been restated to reflect current fees.
2
 Effective July 1, 2023, the Fund may incur and pay a Distribution (12b-1) Fee on the ADM class of the Fund of up to a maximum of 0.10%. However, the ADM class of the Fund will not incur and pay a 12b-1 Fee in excess of 0.05% until such time as approved by the Fund’s Board of Trustees (the “Trustees”).
3
 The Adviser and certain of its affiliates on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Effective July 1, 2023, total annual fund operating expenses (excluding acquired fund fees and expenses, interest expense, extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund’s ADM class (after the voluntary waivers and/or reimbursements) will not exceed 0.45% (the “Fee Limit”) up to but not including the later of (the “Termination Date”): (a) August 1, 2024; or (b) the date of the Fund’s next effective Prospectus. While the Adviser and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 for the time periods indicated and then redeem or hold all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that operating expenses remain the same. The example does not reflect sales charges (loads) on reinvested dividends. If these sales charges (loads) were included, your costs would be higher. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:
1 Year	$59
3 Years	$186
5 Years	$324
10 Years	$726

2. Under the heading entitled “Payments to Financial Intermediaries” in the Fund’s Prospectus, please delete the Rule 12b-1 Fees sub-section and replace it with the following:
“RULE 12b-1 FEES
ADM Class, CS Class, CII Class and TR Class
The Board has adopted a Rule 12b-1 Plan, which allows payment of marketing fees of up to 0.60% for CS class, 0.35% for CII class, 0.10% for ADM class and 0.25% for TR class of average net assets to the Distributor for the sale, distribution, administration and customer servicing of the Fund’s CS class, CII class, ADM class and TR class. When the Distributor receives Rule 12b-1 Fees, it may pay some or all of them to financial intermediaries whose customers purchase Shares. Because these Shares pay marketing fees on an ongoing basis, your investment cost may be higher over time than other shares with different sales charges and marketing fees.
The Fund’s ADM class has no present intention of paying, accruing or incurring more than 0.05% of any such Rule 12b-1 Fees until such time as approved by the Fund’s Board of Trustees.”
3. Under the heading entitled “Payments to Financial Intermediaries” in the Fund’s Prospectus, please delete the following sentence in the Service Fees sub-section:
“The ADM class of the Fund has no present intention of paying, accruing or incurring more than 0.05% of any such Service Fees until such time as approved by the Fund’s Board of Trustees.”
4. Under the heading entitled “Payments to Financial Intermediaries” in the Fund’s Prospectus, please delete the following sentence in the Account Administration Fees sub-section:
“The ADM class of the Fund has no present intention of paying, accruing or incurring more than 0.05% of any such Account Administration Fees until such time as approved by the Fund’s Board of Trustees.”

5. Under the heading entitled “How is the Fund Sold?” in the Fund’s Statement of Additional Information, please add the following to the end of the Rule 12b-1 Fees sub-section:
“Regarding the Fund’s ADM class, the Board of Trustees has adopted a Plan that permits the ADM class of the Fund to accrue, pay and incur a Rule 12b-1 Plan Fee of up to a maximum amount of 0.10%, or some lesser amount as the Board of Trustees will approve from time to time. The ADM class of the Fund will not accrue, pay or incur more than 0.05% of any such Rule 12b-1 Plan fees until such time as approved by the Fund’s Board of Trustees.”
6. Under the heading entitled “How is the Fund Sold?” in the Fund’s Statement of Additional Information, please delete the second paragraph in the Additional Payments to Financial Intermediaries sub-section in its entirely and replace it with the following:
“Regarding the Fund’s IS Shares, the IS Shares of the Fund currently do not accrue, pay or incur shareholder services/account administration fees in excess of 0.05%, although the Board of Trustees has approved the IS Shares of the Fund to accrue, pay and incur such fees in amounts up to a maximum amount of 0.25%, or some lesser amount as the Board of Trustees shall approve from time to time. The IS Shares of the Fund will not incur or charge such fees in excess of 0.05% until such time as approved by the Fund’s Board of Trustees.”
March 31, 2023

Federated Hermes Government Obligations Fund
Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
Q455932 (3/23)
© 2023 Federated Hermes, Inc.